Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Segment Informations

	Upstream		Gas and Power		Downstream	Central Administration and Others	Consolidation Adjustments(1)	Total
For the year ended December 31, 2018
Revenues from sales	3,108		91,176		338,042	8,363	(4,869)	435,820
Revenues from intersegment sales	207,480		7,862		1,688	13,186	(230,216)	—

Revenues	210,588		99,038		339,730	21,549	(235,085)	435,820

Operating profit / (loss)	22,483		16,786	(4)	7,818	(6,055)	2,748	43,780
Income / (loss) from equity interests in associates and joint ventures	—		4,435		404	—	—	4,839
Depreciation of property, plant and equipment	72,052	(3)	928		12,285	2,304	—	87,569
Recovery of property, plant and equipment(2)	2,900		—		—	—	—	2,900
Acquisition of property, plant and equipment	63,171		1,968		15,632	2,877	—	83,648
Assets	480,263		129,885		307,312	82,762	(6,206)	994,016
For the year ended December 31, 2017
Revenues from sales	739		56,805		195,321	2,534	(2,586)	252,813
Revenues from intersegment sales	115,955		4,075		988	7,133	(128,151)	—

Revenues	116,694		60,880		196,309	9,667	(130,737)	252,813

Operating profit / (loss)	3,877		3,259		15,813	(4,400)	(2,476)	16,073
Income / (loss) from equity interests in associates and joint ventures	—		634		794	—	—	1,428
Depreciation of property, plant and equipment	45,279	(3)	290		6,926	1,017	—	53,512
Recovery of property, plant and equipment(2)	5,032		—		—	—	—	5,032
Acquisition of property, plant and equipment	39,411		3,867		8,179	1,639	—	53,096
Assets	251,525		45,395		158,800	53,934	(3,936)	505,718
For the year ended December 31, 2016
Revenues from sales	18,745		26,514		162,538	2,303	—	210,100
Revenues from intersegment sales	95,398		3,212		925	7,447	(106,982)	—

Revenues	114,143		29,726		163,463	9,750	(106,982)	210,100

Operating profit / (loss)	(26,845)		2,008		3,093	(1,615)	(887)	(24,246)
Income / (loss) from equity interests in associates and joint ventures	(1)		302		287	—	—	588
Depreciation of property, plant and equipment	38,125		290		5,507	830	—	44,752
Impairment of property, plant and equipment and intangible assets(2)	34,943	(3)	—		—	—	—	34,943
Acquisition of property, plant and equipment	51,396		2,134		9,839	1,679	—	65,048
Assets	236,173		25,866		125,536	34,739	(1,175)	421,139

(1)	Corresponds to the elimination among segments of the YPF Group.
(2)	See Notes 2.c. and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes the result for revaluation of the interest in YPF EE. See Note 3.

Summary of Revenue by Geographic Area

The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2018, 2017 and 2016, and property, plant and equipment by geographic area as of December 31, 2018, 2017 and 2016 are as follows:

	Revenues			Property, plant and equipment
	2018	2017	2016	2018	2017	2016
Argentina	390,892	230,728	193,707	698,222	353,868	307,350
Mercosur and associated countries	20,056	8,694	7,964	865	575	664
Rest of the world	15,711	8,785	6,142	—	—	—
Europe	9,161	4,606	2,287	—	—	—

	435,820	252,813	210,100	699,087	354,443	308,014